Property and Equipment, Net - Summary of Depreciation Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,363	$ 1,512	$ 1,138
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	6	11	9
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	108	199	161
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	582	838	662
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 667	$ 464	$ 306